Financial assets and liabilities - Net Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities
Net borrowings	$ 3,902	$ 3,734
Cash, cash equivalents and restricted cash	(610)	(443)	$ (555)	$ (463)
Derivative financial instruments used to hedge foreign currency and interest rate risk	13	21
Net debt	3,305	3,312	$ 3,037
Non-current borrowings	3,797	3,640
Current borrowings	$ 105	$ 94